Nature of operations and summary of significant accounting policies--Property and Equipment (Detail) - Predecessor	12 Months Ended
Dec. 31, 2016
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, useful life	10 years
Automobiles and Trucks
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Machinery and Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	10 years
Machinery and Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	20 years
Office and Computer Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Office and Computer Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	10 years
Building and Improvements | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	10 years
Building and Improvements | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	40 years